Basic and diluted earnings per share	6 Months Ended
Jun. 30, 2024
Basic And Diluted Earnings Per Share
Basic and diluted earnings per share

8. Basic and diluted earnings per share

The basic and diluted earnings per share are presented below:

	Three-month period ended June 30,		Six-month period ended June 30,
	2024	2023	2024	2023

Net income attributable to Vale's shareholders	2,769	892	4,448	2,729

Thousands of shares
Weighted average number of common shares outstanding	4,274,769	4,396,778	4,283,095	4,424,788
Weighted average number of common shares outstanding and potential ordinary shares	4,279,782	4,400,609	4,288,108	4,428,619

Basic and diluted earnings per share
Common share (US$)	0.65	0.20	1.04	0.62